Operating expenses (Tables)	12 Months Ended
Dec. 31, 2023
Notes to the income statement
schedule of Operating expenses

		Marketing —
	Research and	business	General and
December 31, 2021	development	development	administrative
(in thousands of euros)	expenses	expenses	expenses	Total
Disposables	(1,472)	—	—	(1,472)
Energy and liquids	(513)	—	—	(513)
Patents	(543)	—	—	(543)
Studies	(33,004)	—	—	(33,004)
Maintenance	(1,017)	—	—	(1,017)
Fees	(160)	(138)	(2,746)	(3,044)
IT systems	(744)	(9)	(52)	(806)
Support costs (including taxes)	—	—	(782)	(782)
Personnel costs	(9,645)	(213)	(3,556)	(13,413)
Depreciation, amortization and provisions	(751)	—	(176)	(927)
Other	(602)	(4)	(3,844)	(4,450)
Total operating expenses	(48,452)	(364)	(11,155)	(59,971)

		Marketing —
	Research and	business	General and
December 31, 2022	development	development	administrative
(in thousands of euros)	expenses	expenses	expenses	Total
Disposables	(1,681)	—	—	(1,681)
Energy and liquids	(633)	—	—	(633)
Patents	(510)	—	—	(510)
Studies	(42,375)	—	(2)	(42,377)
Maintenance	(995)	—	—	(995)
Fees	(175)	(570)	(3,843)	(4,587)
IT systems	(852)	(16)	(92)	(960)
Support costs (including taxes)(1)	—	(1,280)	(692)	(1,971)
Personnel costs	(11,149)	(219)	(3,964)	(15,332)
Depreciation, amortization and provisions	(1,462)	—	(220)	(1,683)
Other	(637)	(499)	(4,099)	(5,234)
Total operating expenses	(60,469)	(2,583)	(12,912)	(75,965)
(1)

In November 2022, the Chinese government levied a withholding tax corresponding to 10% of the amount paid by CTTQ to the Company; €1.3 million. Companies subject to withholding tax in China are allowed to consider the amount paid as a tax credit in France, as there is a tax treaty between the two countries. The credit is chargeable only to the current financial year. As the Company is loss-making, the amount of withholding tax is recognized as a tax expense (not tax deductible).

		Marketing —
	Research and	business	General and
December 31, 2023	development	development	administrative
(in thousands of euros)	expenses	expenses	expenses	Total
Disposables	(1,799)	—	—	(1,799)
Energy and liquids	(900)	—	—	(900)
Patents	(551)	—	—	(551)
Studies	(88,162)	—	—	(88,162)
Maintenance	(1,017)	—	—	(1,017)
Fees	(135)	(215)	(4,084)	(4,434)
IT systems	(845)	(16)	(90)	(951)
Support costs (including taxes)(1)	0	(473)	(767)	(1,240)
Personnel costs	(13,568)	(224)	(4,743)	(18,535)
Depreciation, amortization and provisions	(2,317)	—	(209)	(2,527)
Other	(719)	(1,051)	(3,944)	(5,714)
Total operating expenses	(110,012)	(1,980)	(13,837)	(125,828)

Schedule of personnel costs and headcount

		Marketing —
	Research and	business	General and
December 31, 2021	development	development	administrative
(in thousands of euros)	expenses	expenses	expenses	Total
Wages, salaries and similar costs	(6,031)	(199)	(1,867)	(8,097)
Payroll taxes	(2,173)	—	(838)	(3,010)
Provisions for retirement benefit obligations	(148)	—	(68)	(216)
Share‑based compensation expense	(1,293)	(13)	(783)	(2,089)
Total personnel costs	(9,645)	(213)	(3,556)	(13,413)

		Marketing —
	Research and	business	General and
December 31, 2022	development	development	administrative
(in thousands of euros)	expenses	expenses	expenses	Total
Wages, salaries and similar costs	(7,382)	(190)	(2,242)	(9,814)
Payroll taxes	(2,213)	(16)	(841)	(3,069)
Provisions for retirement benefit obligations	(157)	—	(73)	(231)
Share‑based compensation expense(1)	(1,397)	(13)	(808)	(2,218)
Total personnel costs	(11,149)	(219)	(3,964)	(15,332)

(1)The recruitment of patients for the NATiV3 Phase III clinical trial being one of the performance conditions for the allocation of securities giving access to the capital, the delay during the third quarter of 2022 led to a recalculation of the IFRS 2 charge. The expense for the year includes a reversal of €0.8 million of the expense as of December 31, 2022.

		Marketing —
	Research and	business	General and
December 31, 2023	development	development	administrative
(in thousands of euros)	expenses	expenses	expenses	Total
Wages, salaries and similar costs	(8,376)	(181)	(2,450)	(11,007)
Payroll taxes	(2,394)	(19)	(963)	(3,376)
Provisions for retirement benefit obligations	(124)	—	(58)	(183)
Share-based compensation expense	(2,673)	(25)	(1,272)	(3,969)
Total personnel costs	(13,568)	(224)	(4,743)	(18,535)